Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income:
Loans, including fees	$ 56,975,000	$ 61,465,000	$ 67,390,000
Securities:
Taxable	4,557,000	4,888,000	3,649,000
Exempt from federal income tax	1,169,000	1,118,000	1,138,000
Short term investments	165,000	173,000	205,000
Total Interest Income	62,866,000	67,644,000	72,382,000
Interest Expense:
Deposits	6,626,000	10,891,000	15,733,000
FHLB advances and notes payable	625,000	801,000	3,564,000
Subordinated debentures	1,036,000	1,197,000	1,497,000
Other	87,000	83,000	96,000
Total Interest Expense	8,374,000	12,972,000	20,890,000
Net Interest Income	54,492,000	54,672,000	51,492,000
Provision for loan losses	7,690,000	13,337,000	13,344,000
Net Interest Income after Provision for Loan Losses	46,802,000	41,335,000	38,148,000
Non-Interest Income:
Service charges on deposit accounts	4,219,000	4,492,000	4,576,000
Gain on sale of mortgage loans	6,523,000	3,683,000	5,907,000
Mortgage servicing, net of amortization	(231,000)	89,000	(96,000)
Gain/(loss) on trading account securities	4,000	(11,000)	3,000
Gain/(loss) on securities transactions	44,000	(37,000)	4,000
Courier and cash delivery services	0	0	174,000
Other	2,111,000	1,459,000	1,261,000
Total Non-Interest Income	12,670,000	9,675,000	11,829,000
Non-Interest Expense:
Salaries and employee benefits	22,680,000	21,263,000	20,889,000
Occupancy and equipment	5,152,000	5,311,000	5,555,000
FDIC insurance premium	1,220,000	1,560,000	2,098,000
Amortization of intangibles	483,000	698,000	796,000
Outside professional services	1,287,000	1,202,000	1,144,000
Advertising and promotions	1,491,000	1,425,000	1,684,000
OREO expense and valuation write downs	1,679,000	3,153,000	3,513,000
Other	10,690,000	8,941,000	9,023,000
Total Non-Interest Expense	44,682,000	43,553,000	44,702,000
Income before federal income taxes	14,790,000	7,457,000	5,275,000
Federal income taxes	4,256,000	1,834,000	1,512,000
NET INCOME	10,534,000	5,623,000	3,763,000
Preferred stock dividends and accretion of discount on preferred stock	1,275,000	1,679,000	1,679,000
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	9,259,000	3,944,000	2,084,000
Basic earnings per common share (in Dollars per share)	$ 1.17	$ 0.50	$ 0.27
Diluted earnings per common share (in Dollars per share)	$ 1.16	$ 0.50	$ 0.27
COMPREHENSIVE INCOME
Net income	10,534,000	5,623,000	3,763,000
Change in unrealized gain on securities, net of tax and reclassification effects	712,000	2,750,000	(452,000)
TOTAL COMPREHENSIVE INCOME	$ 11,246,000	$ 8,373,000	$ 3,311,000